Mining Interest, Plant and Equipment - Additional Information (Detail) $ in Thousands, $ in Millions		12 Months Ended
	Mar. 21, 2017 MXN ($)	Apr. 30, 2018 CAD ($) m²	Apr. 30, 2018 MXN ($) m²	Apr. 30, 2017 CAD ($)	Apr. 30, 2016 CAD ($)	Apr. 30, 2017 USD ($)	Apr. 30, 2017 MXN ($)	Aug. 05, 2015 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		$ 6,713			$ 1,713
Gold price per ounce		1,300	1,300
Gold price discount rate		9.00%	9.00%
Surface area in hectares | m²		740,831.544	740,831.544
Payment of surface area sold			$ 250
Plant, machinery and equipment		$ 41,476		$ 52,921
San Martin Mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		$ 5,000
Cortez Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant, machinery and equipment								$ 6,094
United States of America, Dollars [member] | San Martin Mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total consideration paid						$ 26
San Pedrito [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sales price	$ 192,784,331
Gain on sale of San Pedrito				$ 7,128
San Pedrito [member] | Mexico, Pesos [member]
Disclosure of detailed information about property, plant and equipment [line items]
Allowance for uncertain collectability							$ 15,000,000